VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 75.5%
Energy: 75.5%
Antero Midstream Corp.	89,633	$967,140
Cheniere Energy, Inc.	14,528	2,178,619
CNX Resources Corp. *	38,541	649,031
DT Midstream, Inc.	24,099	1,331,711
Enbridge, Inc.	62,310	2,436,321
EnLink Midstream LLC	65,651	807,507
Equitrans Midstream Corp.	85,935	575,765
Gibson Energy, Inc.	44,435	775,807
Hess Midstream LP	11,375	340,340
Keyera Corp.	60,276	1,317,258
Kinder Morgan, Inc.	101,702	1,838,772
Kinetik Holdings, Inc.	7,188	237,779
ONEOK, Inc.	26,340	1,730,538
Pembina Pipeline Corp.	44,562	1,512,880
Plains GP Holdings LP	58,960	733,462
Targa Resources Corp.	20,068	1,474,998
TC Energy Corp.	50,341	2,006,592
The Williams Companies, Inc.	58,822	1,935,244
Total Common Stocks (Cost: $22,361,808)		22,849,764
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 24.4%
Energy: 24.4%
Crestwood Equity Partners LP	10,459	$273,921
DCP Midstream LP	9,754	378,358
Energy Transfer LP	115,536	1,371,412
Enterprise Products Partners LP	57,671	1,391,024
Genesis Energy LP	9,766	99,711
Holly Energy Partners LP	4,958	89,839
Magellan Midstream Partners LP	24,370	1,223,618
MPLX LP	38,074	1,250,350
NuStar Energy LP	8,931	142,896
Plains All American Pipeline LP	50,355	592,175
Western Midstream Partners LP	21,462	576,255
Total Master Limited Partnerships (Cost: $6,660,241)		7,389,559
Total Investments: 99.9% (Cost: $29,022,049)		30,239,323
Other assets less liabilities: 0.1%		29,228
NET ASSETS: 100.0%		$30,268,551

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$30,239,323
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